Income Taxes	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2013	2012	2011
Current:
Federal	$4,264	2,834	3,249
State	1,136	437	566
	5,400	3,271	3,815
Deferred	4,437	1,538	483

Total	$9,837	4,809	4,298

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2013	2012	2011
Amount computed at statutory
Federal rate	$8,636	4,256	3,864
State income taxes (net of Federal
income tax benefit)	1,129	562	473
Other, net	72	(9)	(39)
Provision for income taxes	$9,837	4,809	4,298

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2013	2012
Deferred tax liabilities:
Property and equipment	$22,650	18,535
Depletion	479	453
Unrealized rents	1,803	1,608
Prepaid expenses	1,306	1,913
Gross deferred tax liabilities	26,238	22,509
Deferred tax assets:
Insurance liabilities	786	1,744
Employee benefits and other	2,758	2,508
Gross deferred tax assets	3,544	4,252
Net deferred tax liability	$22,694	18,257

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2013	2012
Balance at October 1	$—	51
Reductions due to lapse of statute of limitations	—	(51)
Balance at September 30	$—	—

The Company files income tax returns in the U.S. and various states which are subject to audit for up to five years after filing.